Goodwill - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) item
Goodwill.
Number of reporting unit | item	1	1	1
Impairment of goodwill | $	$ 0	$ 0	$ 0